DAVIS NEW YORK VENTURE FUND, INC.
CERTIFICATION PURSUANT TO RULE 497(j)
VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re: Davis New York Venture Fund, Inc. (File Nos. 2-29858, 811-1701)
Davis Global Fund (S000003441; C000009524, C000009526, C000039882)
Davis International Fund (S000014591; C000039879, C000039881, C000082064)
Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on February 28 2019, of Registrant’s Post-Effective Amendment No. 136 under the Securities Act of 1933 and Amendment No. 111 under the Investment Company Act of 1940.
Dated: March 1, 2019
Davis New York Venture Fund, Inc.
By: /s/ Ryan Charles
Ryan Charles, Secretary